Retirement benefit plan, Changes in Defined Benefit Obligation (Details) - Domestic Defined Benefit Plans [Member] - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in defined benefit obligation [Abstract]
Service cost	SFr (912)	SFr (742)	SFr (641)
Interest cost	(81)	(75)	(101)
Plan amendment	0	0	584
Defined Benefit Obligation [Member]
Changes in defined benefit obligation [Abstract]
Defined benefit obligation, beginning of period	(11,596)	(9,439)	(8,091)
Service cost	(912)	(742)	(641)
Interest cost	(81)	(75)	(101)
Change in demographic assumptions	0	(389)	0
Change in financial assumptions	0	(26)	(591)
Other actuarial gains / (losses)	(735)	(378)	(176)
Plan amendment	0	0	584
Benefit payments	(426)	(111)	(48)
Employees' contributions	(528)	(436)	(375)
Defined benefit obligation, end of period	SFr (14,278)	SFr (11,596)	SFr (9,439)